MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
MAJOR CUSTOMERS
MAJOR CUSTOMERS

The Company's share of oil and gas production is sold to various purchasers who must be prequalified under the Company's credit risk policies and procedures. After giving effect to the Eagle Ford Properties sale, the following purchasers individually accounted for ten percent or more of the Company's consolidated continuing oil and gas revenues in at least one of the three years ended December 31, 2012. The loss of any one significant purchaser could have a material, adverse effect on the ability of the Company to sell its oil and gas production. Although we are exposed to a concentration of credit risk, we believe that all of our purchasers are credit worthy.

The table below provides the percentages of the Company's consolidated oil, NGL and gas revenues represented by our major purchasers during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Shell	21%	6%	—%
Trafigura	22%	12%	—%
DPI	9%	15%	—%
Plains Marketing, LP	7%	10%	33%
Clearfield Energy	5%	10%	23%
Ergon Oil	4%	8%	19%